SHARE CAPITAL - Disclosure of detailed information about assumptions used in valuing stock options granted (Details) - Year	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk-free interest rate	2.72%	4.48%
Expected life of options (in years)	4.1	4.1
Annualized volatility	77.00%	79.00%
Forfeiture rate	0.40%	0.90%
Dividend rate	0.00%	0.00%